Investment in equity accounted investees (Details 1) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2022 INR (₨)
Investments accounted for using equity method [Line Items]
Ownership		51.30%		51.30%	51.30%
Current assets		₨ 250,112			₨ 248,049				$ 2,928
Non-current assets		242,877			139,469				2,844
Total assets		492,989			387,518				5,772
Equity		337,166			280,550		₨ 230,991		3,947	₨ 190,527
Liabilities		130,392			96,039				1,527
Total equity and liabilities		492,989			387,518				5,772
Revenues		325,535	[1]	$ 3,811	279,164	[1]	245,879	[1]
Profit for the year		57,245		671	55,684		45,067
Company's share of profits for the year		217		$ 3	147		₨ 370
Carrying value of the Company's investment		₨ 4,811			₨ 4,196				$ 56
Kunshan Rotam Reddy Pharmaceuticals Co Limited [Member]
Investments accounted for using equity method [Line Items]
Ownership		51.30%		51.30%	51.30%		51.30%
Current assets		₨ 6,551			₨ 6,447		₨ 6,972
Non-current assets		4,514			3,799		3,372
Total assets		11,065			10,246		10,344
Equity		8,273			7,692		8,696
Liabilities		2,792			2,554		1,648
Total equity and liabilities		11,065			10,246		10,344
Revenues		9,317			9,688		9,323
Expenses		8,892			9,396		8,598
Profit for the year		425			292		725
Company's share of profits for the year		218			150		372
Carrying value of the Company's investment	[2]	4,428			4,130		4,645
Translation adjustment arising out of translation of foreign currency balances		₨ 552			₨ 472		₨ 692

[1]	Revenues for the year ended March 31, 2025 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.9,389 (as compared to Rs.10,707 and Rs.7,321 for the years ended March 31, 2024 and 2023, respectively) and from the PSAI segment to the Others segment which amount to Rs.0 (as compared to Rs.72 and Rs.128 for the years ended March 31, 2024 and 2023, respectively)
[2]	Includes Rs.181 representing the goodwill on acquisition of investment.